IDENTIFIABLE INTANGIBLE ASSET (Tables)	9 Months Ended
Sep. 30, 2016
Identifiable Intangible Asset [Abstract]
Identifiable Intangible Asset [Table Text Block]
NOTE 6 - Identifiable intangible assets:

Identifiable intangible assets consisted of the following:
	Original amount net of impairment		Accumulated amortization		Amortized balance

	September 30,	December 31,	September 30,	December 31,	September 30,	December 31,
	2016	2015	2016	2015	2016	2015

	(U.S. $ in millions)
Product rights	$27,637	$9,047	$6,418	$5,876	$21,219	$3,171
Trade names	262	212	46	40	216	172
Research and development in process	8,122	4,332	-	-	8,122	4,332

Total	$36,021	$13,591	$6,464	$5,916	$29,557	$7,675